Risk management and financial instruments (Restated) - Variable Interest Entities (Details) - Interest Rate Swap - Variable Interest Entity, Primary Beneficiary $ in Millions	Dec. 31, 2016 USD ($)
Mar 2014 - Oct 2018
Derivative [Line Items]
Outstanding principal	$ 4.0
Pay rate (as percent)	2.014%
Mar 2014 - Nov 2018
Derivative [Line Items]
Outstanding principal	$ 4.0
Pay rate (as percent)	2.014%
Dec 2013 - Dec 2018
Derivative [Line Items]
Outstanding principal	$ 168.2
Pay rate (as percent)	1.7725%